Fair Value Measurements - Unobservable Inputs (Details) $ in Thousands	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurements
Fair Value	$ 3,123,450	$ 2,873,588	$ 2,387,374
Level 3
Fair Value Measurements
Fair Value	3,040,160	2,828,035	2,356,559
Level 3 | Transaction Price | Recent Transaction
Fair Value Measurements
Fair Value		$ 44,000
Level 3 | Transaction Price | Low | Recent Transaction
Fair Value Measurements
Measurement input		100
Level 3 | Transaction Price | High | Recent Transaction
Fair Value Measurements
Measurement input		100
Level 3 | Transaction Price | Weighted Average | Recent Transaction
Fair Value Measurements
Measurement input		100
Level 3 | First Lien Debt
Fair Value Measurements
Fair Value	2,907,989	$ 2,668,749	2,207,036
Level 3 | First Lien Debt | Yield Analysis | Discount Rate
Fair Value Measurements
Fair Value	$ 2,641,353	$ 2,624,749	$ 2,207,036
Level 3 | First Lien Debt | Yield Analysis | Low | Discount Rate
Fair Value Measurements
Measurement input	0.0933	0.0920	0.0555
Level 3 | First Lien Debt | Yield Analysis | High | Discount Rate
Fair Value Measurements
Measurement input	0.1918	0.2044	0.1244
Level 3 | First Lien Debt | Yield Analysis | Weighted Average | Discount Rate
Fair Value Measurements
Measurement input	0.1177	0.1127	0.0752
Level 3 | First Lien Debt | Transaction Price | Recent Transaction
Fair Value Measurements
Fair Value	$ 266,636	$ 44,000
Level 3 | First Lien Debt | Transaction Price | Low | Recent Transaction
Fair Value Measurements
Measurement input	0.9650	1.0000
Level 3 | First Lien Debt | Transaction Price | High | Recent Transaction
Fair Value Measurements
Measurement input	1.0000	1.0000
Level 3 | First Lien Debt | Transaction Price | Weighted Average | Recent Transaction
Fair Value Measurements
Measurement input	0.9856	1.0000
Level 3 | Second Lien Debt
Fair Value Measurements
Fair Value	$ 92,008	$ 122,891	$ 121,550
Level 3 | Second Lien Debt | Yield Analysis | Discount Rate
Fair Value Measurements
Fair Value	$ 87,508	$ 122,891	$ 121,550
Level 3 | Second Lien Debt | Yield Analysis | Low | Discount Rate
Fair Value Measurements
Measurement input	0.1147	0.1214	0.0712
Level 3 | Second Lien Debt | Yield Analysis | High | Discount Rate
Fair Value Measurements
Measurement input	0.2742	0.1720	0.1079
Level 3 | Second Lien Debt | Yield Analysis | Weighted Average | Discount Rate
Fair Value Measurements
Measurement input	0.1489	0.1424	0.0851
Level 3 | Second Lien Debt | Transaction Price | Recent Transaction
Fair Value Measurements
Fair Value	$ 4,500
Level 3 | Second Lien Debt | Transaction Price | Low | Recent Transaction
Fair Value Measurements
Measurement input	1.0000
Level 3 | Second Lien Debt | Transaction Price | High | Recent Transaction
Fair Value Measurements
Measurement input	1.0000
Level 3 | Second Lien Debt | Transaction Price | Weighted Average | Recent Transaction
Fair Value Measurements
Measurement input	1.0000
Level 3 | Unsecured debt | Yield Analysis | Discount Rate
Fair Value Measurements
Fair Value			$ 1,350
Level 3 | Unsecured debt | Yield Analysis | Low | Discount Rate
Fair Value Measurements
Measurement input			0.2533
Level 3 | Unsecured debt | Yield Analysis | High | Discount Rate
Fair Value Measurements
Measurement input			0.2533
Level 3 | Unsecured debt | Yield Analysis | Weighted Average | Discount Rate
Fair Value Measurements
Measurement input			0.2533
Level 3 | Unsecured debt | Income Approach | Discount Rate
Fair Value Measurements
Fair Value	$ 1,877	$ 1,826
Level 3 | Unsecured debt | Income Approach | Low | Discount Rate
Fair Value Measurements
Measurement input	0.1450	0.1660
Level 3 | Unsecured debt | Income Approach | High | Discount Rate
Fair Value Measurements
Measurement input	0.1450	0.1660
Level 3 | Unsecured debt | Income Approach | Weighted Average | Discount Rate
Fair Value Measurements
Measurement input	0.1450	0.1660
Level 3 | Unsecured debt | Market Approach | EBITDA Multiple
Fair Value Measurements
Fair Value	$ 125	$ 372
Level 3 | Unsecured debt | Market Approach | Low | EBITDA Multiple
Fair Value Measurements
Measurement input	0.0900	0.0900	0.0900
Level 3 | Unsecured debt | Market Approach | High | EBITDA Multiple
Fair Value Measurements
Measurement input	0.0900	0.0900	0.0900
Level 3 | Unsecured debt | Market Approach | Weighted Average | EBITDA Multiple
Fair Value Measurements
Measurement input	0.0900	0.0900	0.0900
Level 3 | Preferred equity | Yield Analysis | Discount Rate
Fair Value Measurements
Fair Value			$ 9,950
Level 3 | Preferred equity | Yield Analysis | Low | Discount Rate
Fair Value Measurements
Measurement input			0.1170
Level 3 | Preferred equity | Yield Analysis | High | Discount Rate
Fair Value Measurements
Measurement input			0.1210
Level 3 | Preferred equity | Yield Analysis | Weighted Average | Discount Rate
Fair Value Measurements
Measurement input			0.1192
Level 3 | Preferred equity | Income Approach | Discount Rate
Fair Value Measurements
Fair Value	$ 18,181	$ 16,076
Level 3 | Preferred equity | Income Approach | Low | Discount Rate
Fair Value Measurements
Measurement input	0.1219	0.1220
Level 3 | Preferred equity | Income Approach | High | Discount Rate
Fair Value Measurements
Measurement input	0.1548	0.1569
Level 3 | Preferred equity | Income Approach | Weighted Average | Discount Rate
Fair Value Measurements
Measurement input	0.1345	0.1362
Level 3 | Preferred equity | Market Approach | Revenue Multiple
Fair Value Measurements
Fair Value	$ 1,275	$ 963	$ 1,298
Level 3 | Preferred equity | Market Approach | Low | Revenue Multiple
Fair Value Measurements
Measurement input	0.0750	0.0878	0.1180
Level 3 | Preferred equity | Market Approach | High | Revenue Multiple
Fair Value Measurements
Measurement input	0.0750	0.0878	0.1180
Level 3 | Preferred equity | Market Approach | Weighted Average | Revenue Multiple
Fair Value Measurements
Measurement input	0.0750	0.0878	0.1180
Level 3 | Common equity | Market Approach | EBITDA Multiple
Fair Value Measurements
Fair Value	$ 16,937	$ 15,877	$ 15,375
Level 3 | Common equity | Market Approach | Revenue Multiple
Fair Value Measurements
Fair Value	$ 1,768	$ 1,281
Level 3 | Common equity | Market Approach | Low | EBITDA Multiple
Fair Value Measurements
Measurement input	0.0810	0.0810	0.0810
Level 3 | Common equity | Market Approach | Low | Revenue Multiple
Fair Value Measurements
Measurement input	0.0720	0.1020
Level 3 | Common equity | Market Approach | High | EBITDA Multiple
Fair Value Measurements
Measurement input	0.1870	0.1870	0.1997
Level 3 | Common equity | Market Approach | High | Revenue Multiple
Fair Value Measurements
Measurement input	0.0880	0.1020
Level 3 | Common equity | Market Approach | Weighted Average | EBITDA Multiple
Fair Value Measurements
Measurement input	0.1330	0.1325	0.1311
Level 3 | Common equity | Market Approach | Weighted Average | Revenue Multiple
Fair Value Measurements
Measurement input	0.0824	0.1020
Level 3 | Other Securities
Fair Value Measurements
Fair Value	$ 40,163	$ 36,395	$ 27,973